Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF Expense Example - Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF - Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	$ 192